INCOME TAXES (Details)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Effect of:
Effective income tax rate (as a percent)	39.00%	39.00%	(9.10%)	34.40%	(264.10%)